Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of preparation
a)	Basis of preparation

The financial report is a general-purpose financial report, which has been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Company is a for-profit entity for the purpose of preparing the consolidated financial statements.

The financial report has also been prepared on the accruals basis and historical cost basis, modified by the revaluation of warrants liability and share based compensation for which the fair value basis of accounting has been applied.

The accounting policies set out below have been applied consistently to all periods presented in the financial report except where stated.

Going Concern
b)	Going Concern

The consolidated financial statements of the Group have been prepared on a going concern basis which contemplates the continuity of normal business activities and the realisation of assets and the settlement of liabilities in the ordinary course of business.

For the year ended 30 June 2025 the Group incurred a loss after income tax of $51,871,824 (30 June 2024: $139,446,204), net cash outflows from operating activities of $14,497,151 (30 June 2024: $15,122,354), a working capital deficit (excluding liabilities that will be settled in CRML shares) of $15,557,835 (30 June 2024: $13,787,072) and at that date had cash on hand of $7,297,328 (30 June 2024: $1,259,242).

The Group’s ability to continue as a going concern and to continue to fund its planned expanded activities is dependent on raising further capital, funds received from the exercise of warrants, continued support from related party creditors, continued support from nonrelated parties in respect to the payment of overdue amounts and reducing operational costs and spend on exploration.

These conditions indicate a material uncertainty that may cast a significant doubt about the Group’s ability to continue as a going concern and, therefore, that it may be unable to realise its assets and discharge its liabilities in the normal course of business.

The Directors believe that it is reasonably foreseeable that the Group will continue as a going concern and that it is appropriate to adopt the going concern basis in the preparation of the financial report after consideration of the following factors:

◾	The successful completion of the PIPE raising during the year;
◾	The Company continues to seek funding options required to undertake its next phase of exploration activities; and
◾	Ability to defer exploration expenditures.

Should the Group not be able to continue as a going concern, it may be required to realise its assets and discharge its liabilities other than in the ordinary course of business. The financial report does not include any adjustments relating to the recoverability and classification of recorded asset amounts or liabilities that might be necessary should the Group not continue as a going concern.

Application of new and revised accounting standards
c)	Application of new and revised accounting standards

Changes in accounting policies on initial application of Accounting Standards

In the year ended 30 June 2025, the Directors have reviewed all of the new and revised Standards and Interpretations issued by the IASB that are relevant to the Group and effective for the full year reporting periods beginning on or after 1 July 2024. As a result of this review, the Directors have applied all new and amended Standards and Interpretations that were effective as at 1 July 2024 with no material impact on the amounts presented and the disclosures included in the financial report.

Title	Summary	Application date of standard	Application date for the Group

Classification of Liabilities as Current or Non-Current (including Classification of Liabilities as Current or Noncurrent - Deferral of Effective Date) (Amendments to IAS 1

Presentation of Financial Statements)

	The amendments, among other changes, clarified the meaning of 'settlement' for the purpose of classifying a liability as current or non-current.	This standard is not expected to have a material impact on the Group’s financial statements and disclosures	1 January 2024

New accounting standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for 30 June 2025 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations has not identified any impact.

Title	Summary	Application date of standard	Application date for the Group
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments)

The Amendments clarify

◾      the requirements related to the date of recognition and derecognition of financial assets and financial liabilities, with an exception for derecognition of financial liabilities settled via an electronic transfer.

◾      the requirements for assessing contractual cash flow characteristics of financial assets.

◾      characteristics of non-recourse loans and contractually linked instruments.

The Amendments also introduce certain disclosure requirements for financial instruments.

		This standard is not expected to have a material impact on the Group’s financial statements and disclosures	1 January 2026

IFRS 18 Presentation and Disclosure in Financial Statements	This Standard sets out significant new requirements for how financial statements are presented, with particular focus on the statement of profit or loss, including requirements for mandatory sub-totals to be presented, aggregation and disaggregation of information, as well as disclosures related to management-defined performance measures.	This standard is not expected to have a material impact on the Group’s financial statements and disclosures	1 January 2027

Principles of consolidation
d)	Principles of consolidation

There are no other standards that are not yet effective and that would be expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. A list of controlled entities is contained in Note 31 to the consolidated financial statements.

All inter-group balances and transactions between entities in the Group, including any unrealised profits or losses, have been eliminated on consolidation. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with those adopted by the Parent Entity.

Critical Accounting Estimates and Judgements in Applying the Groups Accounting Policies
e)	Critical Accounting Estimates and Judgements in Applying the Groups Accounting Policies

Judgements

Investment in equity-accounted joint-venture

The Groups accounting for its investment in the equity accounted joint venture, Tanbreez Mining Greenland A/S as a joint venture is determined on the basis the CRML has joint control over Tanbreez as outlined in Note 12 to the consolidated financial statements.

Exploration and evaluation expenditure

The application of the Group’s accounting policy for exploration and evaluation expenditure requires judgement in determining whether:

a)	technical feasibility and commercial viability of extracting a mineral resource are demonstrable, and therefore not within the scope of IFRS 6 Exploration for and Evaluation of Mineral Resources (IFRS 6 paragraph 5(b).
b)	facts and circumstances suggest that the carrying amount of the exploration and evaluation asset exceeds the recoverable amount of that asset, and the Company is subsequently required to assess its exploration and evaluation assets for impairment (IFRS 6 para 18).

Determining of functional currency

Based on the primary indicators in IAS 21 The Effects of Change in Foreign Exchange Rates, the Euro and US Dollar has been determined as the functional currency of various entities within the Group, because the Euro and US Dollar is the currency that mainly influences labour, material and other costs of providing goods or services, and is the currency in which the majority of these costs are denominated and settled.

Effects of changes in foreign exchange rates on the consolidation of the consolidated financial statements are recorded in other comprehensive income and carried in the form of a cumulative translation adjustment in the accumulated other comprehensive income section of the Statement of financial position of the Group.

The presentation currency of the Group has been determined to be US Dollars reflecting the current principal equity and financing structure.

Income taxes

The Group is subject to income taxes in jurisdictions where it has foreign operations.

Significant judgement is required in determining the worldwide provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Group estimates its tax liabilities based on the Group’s understanding of the tax laws in the relevant jurisdictions. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

The Group recognises deferred tax assets relating to carried forward tax losses to the extent there are sufficient taxable temporary differences (deferred tax liabilities) relating to the same taxation authority against which the unused tax losses can be utilised. However, utilisation of the tax losses also depends on the ability of the entity to satisfy certain tests at the time the losses are recouped.

Deferred taxation

Potential future income tax benefits have not been brought to account at 30 June 2025 and 30 June 2024 because the Directors do not believe that it is appropriate to regard realisations of future income tax benefits as probable.

Estimates

The carrying amounts of certain assets and liabilities are often determined based on estimates and assumptions of future events. The key estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of certain assets and liabilities within the next annual reporting period are:

Share-based payment transactions

The Group measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted. The fair value of unlisted equity-settled transaction is determined using a Monte Carlos Simulation model taking into account the terms and conditions upon which the instruments were granted. The fair value of listed equity-settled share options granted was based on the fair value of financial instruments traded in active markets based on the quoted market prices at the grant date.

Warrants

The Group measures the cost of warrants by reference to the fair value of the equity instruments at the date at which they are granted and at reporting date. The fair value of the unlisted warrants is determined using a Black-Scholes or Monte Carlos Simulation (MCS) option pricing model taking into account the terms and conditions upon which the instruments were granted. The fair value of listed warrants was based on the fair value of financial instruments traded in active markets based on the quoted market prices at reporting date.

Finance costs
f)	Finance costs
Finance costs are recognised as an expense when amortised, except for finance cost relating to qualifying assets when the interest is capitalised to the qualifying assets.
Cash and cash equivalents
g)	Cash and cash equivalents

Cash and cash equivalents in the Statement of Financial Position comprise cash at bank and in hand and short-term deposits with an original maturity of three months or less. The Group does not currently have any cash equivalents.

For the purposes of the Statement of Cash Flows, cash and cash equivalents consist of cash and cash equivalents as defined above, net of outstanding bank overdrafts.

Restricted cash in the Statement of Financial Position refers to cash that is held for a specific reason and not available for immediate business use.

Other receivables
h)	Other receivables

These amounts generally arise from transactions outside the usual operating activities of the Group. They do not contain impaired assets and are not past due. Based on the credit history, it is expected that these other balances will be received when due.

Financial Instruments - Fair Value Measurement
i)	Financial Instruments - Fair Value Measurement

The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes.

The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities classified as fair value through other comprehensive income) is based on quoted market prices at the reporting date. The quoted market price used for financial assets held by the Group is the current bid price, the appropriate quoted market price for financial liabilities is the current ask price.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance date. Quoted market prices or dealer quotes for similar instruments are used for long-term debt instruments held. Other techniques, such as discounted cash flows, are used to determine fair value for the remaining financial instruments.

Investment in equity-accounted Associates
j)	Investment in equity-accounted Associates

Associates are entities over which the Group has significant influence but not control or joint control. Investments in associates are accounted for using the equity method. Under the equity method, the share of the profits or losses of the associate is recognised in profit or loss and the share of the movements in equity is recognised in other comprehensive income. Investments in associates are carried in the statement of financial position at cost plus post acquisition changes in the Group’s share of net assets of the associate. Goodwill relating to the associate is included in the carrying amount of the investment and is neither amortised nor individually tested for impairment. Dividends received or receivable from associates reduce the carrying amount of the investment.

When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any unsecured long-term receivables, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate.

The Group discontinues the use of the equity method upon the loss of significant influence over the associate and recognises any retained investment at its fair value. Any difference between the associate’s carrying amount, fair value of the retained investment and proceeds from disposal is recognised in profit or loss.

Property, Plant and Equipment
k)	Property, Plant and Equipment

Plant and equipment is stated at cost less accumulated depreciation and impairment. Cost includes expenditure that is directly attributable to the acquisition of the item. In the event that settlement of all or part of the purchase consideration is deferred, cost is determined by discounting the amounts payable in the future to their present value as at the date of acquisition.

Depreciation is provided on plant and equipment. Depreciation is calculated on a straight-line basis so as to write off the net cost or other revalued amount of each asset over its expected useful life to its estimated residual value. The estimated useful lives, residual values and depreciation method are reviewed at the end of each annual reporting period.

The following estimated useful life are used in the calculation of depreciation:

Plant and equipment	3 years

Financial instruments
l)	Financial instruments

Debt and equity instruments are classified as either liabilities or as equity in accordance with the substance of the contractual arrangement. Transaction costs on the issue of equity instruments are recognised directly in equity as a reduction of the proceeds of the equity instruments to which the costs relate. Transaction costs are the costs that are incurred directly in connection with the issue of those equity instruments and which would not have been incurred had those instruments not been issued.

Interest and dividends are classified as expenses or as distributions of profit consistent with the statement of financial position classification of the related debt or equity instruments or component parts of compound instruments.

Impairment of assets
m)	Impairment of assets

At each reporting date, the Group assesses whether there is any indication that an asset may be impaired. Where an indicator of impairment exists, the Group makes a formal estimate of recoverable amount. Where the carrying amount of an asset exceeds its recoverable amount the asset is considered impaired and is written down to its recoverable amount.

Recoverable amount is the greater of fair value less costs to sell and value in use. It is determined for an individual asset, unless that asset’s value in use cannot be estimated to be close to its fair value less costs to sell and it does not generate cash inflows that are largely independent of those from other assets or group of assets. In which case, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying value does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset in prior years. A reversal of an impairment loss is recognised in profit or loss immediately, unless the relevant asset is carried at fair value, in which case the reversal of the impairment loss is treated as a revaluation increase.

During the years ended 30 June 2025 and 2024 the Group has undertaken a review for the impairment of assets and not identified any triggers of impairment.

Income tax
n)	Income tax

Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Deferred tax is provided on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognised for all taxable temporary differences except:

◾	When the deferred tax liability arises from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither the accounting profit nor taxable profit or loss; or
◾	When the taxable temporary difference arises from the initial recognition of goodwill; or
◾	When the taxable temporary difference is associated with investments in subsidiaries, associates or interests in joint ventures, and the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognised to the extent that it is probable that sufficient taxable amounts will be available against which the deductible temporary differences or unused tax losses and tax offsets can be utilised, except:

◾	When the deductible temporary difference giving rise to the asset arises from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither accounting profit nor taxable income; or
◾	When the deductible temporary difference is associated with investments in subsidiaries, associates or interests in joint ventures, in which case a deferred tax asset is only recognised to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised.

Unrecognised deferred income tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset when they relate to the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Value added tax (VAT)
o)	Value added tax (VAT)

Revenues, expenses and assets are recognised net of the amount of VAT except:

◾	When the VAT incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the VAT is recognised as part of the cost acquisition of the asset or as part of the expense item as applicable; and receivables and payables are stated with the amount of VAT included.
◾	The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the Statement of Financial Position.

Cash flows are included in the Statement of Cash Flows on a gross basis and the VAT component of cash flows arising from investing and financing activities, which is recoverable from, or payable to, the taxation authority are classified as operating cash flows.

Commitments and contingencies are disclosed net of the amount of VAT recoverable from, or payable to, the taxation authority.

Leases
p)	Leases

Right of use asset

The Group recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognised right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease Liabilities

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognised as expense in the period on which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

The Group has elected not to recognise right of use assets and lease liabilities for short term leases and low value assets. For these leases, the Group recognised the lease payments as an expense on a straight line basis over the lease term.

Short-term leases and leases of low-value assets.

The Group applies the short-term lease recognition exemption for those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. It also applies the lease of low-value assets recognition exemption to leases of plant and equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognised as expense on a straight-line basis over the lease term.

Foreign Currency
q)	Foreign Currency

Foreign currency transactions and balances

All foreign currency transactions occurring during the financial year are recognised at the exchange rate in effect at the date of the transaction. Foreign currency monetary items at reporting date are translated at the exchange rate existing at reporting date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined.

Exchange differences are recognised in the profit or loss in the period in which they arise except those exchange differences which relate to assets under construction for future productive use which are included in the cost of those assets where they are regarded as an adjustment to interest costs on foreign currency borrowings.

Functional and presentation currency

Items included in the consolidated financial statements of European Lithium AT (Investments) Ltd, ECM Lithium AT GmbH and ECM Lithium AT Operating GmbH are measured in Euro which is the currency of the primary economic environment in which they operate (the functional currency). Items included in the consolidated financial statements of Critical Metals Corp and Sizzle Acquisition Corp are measured in US dollars. The consolidated financial statements are presented in US dollars, which is the Company’s presentation currency.

Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

◾	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
◾	income and expenses for each statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and
◾	all resulting exchange differences are recognised in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are recognised in other comprehensive income. When a foreign operation is sold, a proportionate share of such exchange differences is reclassified to profit or loss, as part of the gain or loss on sale where applicable.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entities and translated at the closing rate.

Trade and other payables
r)	Trade and other payables

Trade payables and other accounts payable are carried at amortised cost and represent liabilities for goods and services provided to the Group prior to the end of the financial year that are unpaid and arise when the Group becomes obliged to make future payments in respect of the purchase of those goods and services.

Exploration and evaluation expenditures
s)	Exploration and evaluation expenditure

Exploration and evaluation expenditures in relation to each separate area of interest are recognised as an exploration and evaluation asset in the year in which they are incurred where the following conditions are satisfied:

◾	the rights to tenure of the area of interest are current; and
◾	at least one of the following conditions is also met:
o	the exploration and evaluation expenditures are expected to be recouped through successful development and exploration of the area of interest, or alternatively, by its sale; or
o	exploration and evaluation activities in the area of interest have not at the balance date reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves, and active and significant operations in, or in relation to, the area of interest are continuing.

Exploration and evaluation assets are initially measured at cost and include acquisition of rights to explore, studies, exploratory drilling, trenching and sampling and associated activities and an allocation of depreciation and amortised of assets used in exploration and evaluation activities. General and administrative costs are only included in the measurement of exploration and evaluation costs where they are related directly to operational activities in a particular area of interest.

At each reporting date the Group considers whether facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount. For the purpose of determining if facts and circumstances exist that require the Group test its exploration assets for impairment the Group considers the facts and circumstances set out in IFRS 6 paragraph 20. When the period for which the entity has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed. substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned, exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area.

If the Group determines that facts and circumstances do exist which require exploration and evaluation assets to be assessed for impairment the Group will perform an impairment test in accordance with IAS 36. Any impairment loss is recognised as an expense in accordance with IAS 36. The recoverable amount of the exploration and evaluation asset (for the cash generating unit(s) to which it has been allocated being no larger than the relevant area of interest) is estimated to determine the extent of the impairment loss (if any). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount.

Where a decision has been made to proceed with development in respect of a particular area of interest, the relevant exploration and evaluation asset is tested for impairment and the balance is then reclassified to development.

Investment in equity-accounted joint venture
t)	Investment in equity-accounted joint venture

A joint venture is an arrangement that the Group controls jointly with one or more other investors, and over which the Group has rights to a share of the arrangement’s net assets rather than direct rights to underlying assets and obligations for underlying liabilities.

The joint venture is accounted for using the equity method. Under the equity method, the share of the profits or losses of the joint venture is recognized in profit or loss and the share of the movements in equity is recognized in other comprehensive income. Investments in joint ventures are carried in the statement of financial position at cost plus post-acquisition changes in the Group’s share of net assets of the joint venture.

Any goodwill or fair value adjustment attributable to the Group’s share in the joint venture is not recognized separately and is included in the amount recognized as investment.

The carrying amount of the investment in joint venture is increased or decreased to recognize the Group’s share of the profit or loss and other comprehensive income of the joint venture, adjusted where necessary to ensure consistency with the accounting policies of the Group.

Unrealised gains and losses on transactions between the Group and the joint venture are eliminated to the extent of the Group’s interest in those entities. Where unrealised losses are eliminated, the underlying asset is also tested for impairment.

Share capital
u)	Share capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds. Incremental costs directly attributable to the issue of new shares or options for the acquisition of a business are not included in the cost of the acquisition as part of the purchase consideration.

Warrants Liability
v)	Warrants Liability

Warrants as classified as liabilities because the warrants do not meet the criteria for equity treatment. Accordingly, the Group will classify each warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Group’s consolidated statement of comprehensive income.

Segment reporting
w)	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the Board of Directors who is responsible for making strategic decisions.